RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Statement [Line Items]
Salaries, Benefits, And Consulting Fees	$ 237	$ 243	$ 975	$ 742
ICC [Member]
Statement [Line Items]
Salaries, Benefits, And Consulting Fees	$ 66	$ 60	$ 263	$ 180